FINANCIAL RISK FACTORS - Safeguarding of Cryptocurrency Assets (Details)	12 Months Ended
Sep. 30, 2025 item
FINANCIAL RISK FACTORS
Number of third-party custodian for safeguarding cryptocurrency assets	1